Income Taxes - Schedule of Composition of Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income taxes paid (refund) [abstract]
Current tax expense	¥ 107,349	¥ 246,578	¥ 208,513
Deferred tax benefit	198,755	188,526	136,108
Total	¥ (91,406)	¥ 58,052	¥ 72,405